Derivative financial instruments	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
14. Derivative financial instruments
Derivative financial instruments

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on page [00].

14 Derivative financial instruments

Accounting for derivatives

Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet. Derivatives are used to hedge interest rate, credit risk, inflation risk, exchange rate, commodity, and equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions.

All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or financial liability (the host), which, had it been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial asset contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.

Hedge accounting

The Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Group applies hedge accounting to represent the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.

The Group has elected to early adopt the ‘Amendments to IAS 39 and IFRS 7 Interest Rate Benchmark Reform’ issued in September 2019. In accordance with the transition provisions, the amendments have been adopted retrospectively to hedging relationships that existed at the start of the reporting period or were designated thereafter, and to the amount accumulated in the cash flow hedge reserve at that date.

The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR (‘Interbank Offered Rates’) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness continues to be recorded in the income statement. Furthermore, the amendments set out triggers for when the reliefs will end, which include the uncertainty arising from interest rate benchmark reform no longer being present.

In summary, the reliefs provided by the amendments that apply to the Group are:

▪When considering the ‘highly probable’ requirement, the Group has assumed that the IBOR interest rates upon which our hedged items are based do not change as a result of IBOR Reform.

▪In assessing whether the hedge is expected to be highly effective on a forward-looking basis the Group has assumed that the IBOR interest rates upon which the cash flows of the hedged items and the interest rate swaps that hedge them are based are not altered by IBOR reform.

▪The Group will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80–125% range.

▪The Group has not recycled the cash flow hedge reserve relating to the period after the reforms are expected to take effect.

▪The Group has assessed whether the hedged IBOR risk component is a separately identifiable risk only when it first designates a hedged item in a fair value hedge and not on an ongoing basis.

Further amendments are expected for future accounting periods following completion of the second part of the IASB’s two-phased project which focuses on the impacts of IBOR reform on financial reporting.

Fair value hedge accounting

Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.

If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.

Cash flow hedge accounting

For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.

Hedges of net investments

The Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Group’s investment in the operation.

Total derivatives	2019			2018
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)	44,193,753	222,384	(219,578)
Total derivative assets/(liabilities) held for risk management	181,375	173	(587)	180,202	154	(65)
Derivative assets/(liabilities)	42,292,485	229,236	(229,204)	44,373,955	222,538	(219,643)

Further information on netting arrangements of derivative financial instruments can be found within Note 18.

The fair values and notional amounts of derivative instruments held for trading and held for risk management are set out in the following table:

Derivatives held for trading and held for risk management		2019			2018
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	4,906,647	56,480	(56,845)	5,193,761	64,018	(63,887)
Derivatives cleared by central counterparty	74,698	84	(145)	72,526	163	(233)
Exchange traded derivatives	18,520	12	(31)	23,585	7	(7)
Foreign exchange derivatives	4,999,865	56,576	(57,021)	5,289,872	64,188	(64,127)
Interest rate derivatives
OTC derivatives	12,627,808	140,207	(133,401)	9,969,325	123,706	(119,289)
Derivatives cleared by central counterparty	17,428,460	867	(1,093)	16,083,853	1,056	(1,016)
Exchange traded derivatives	5,041,948	1,251	(1,265)	11,087,714	356	(323)
Interest rate derivatives	35,098,216	142,325	(135,759)	37,140,892	125,118	(120,628)
Credit derivatives
OTC derivatives	399,386	5,253	(5,399)	386,508	6,575	(5,239)
Derivatives cleared by central counterparty	426,130	2,962	(2,687)	372,567	4,180	(4,280)
Credit derivatives	825,516	8,215	(8,086)	759,075	10,755	(9,519)
Equity and stock index derivatives
OTC derivatives	232,050	10,628	(15,785)	190,496	9,711	(11,830)
Exchange traded derivatives	841,994	10,178	(10,849)	692,435	11,171	(12,066)
Equity and stock index derivatives	1,074,044	20,806	(26,634)	882,931	20,882	(23,896)
Commodity derivatives
OTC derivatives	7,327	303	(256)	9,756	521	(408)
Exchange traded derivatives	106,142	838	(861)	111,227	920	(1,000)
Commodity derivatives	113,469	1,141	(1,117)	120,983	1,441	(1,408)
Derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)	44,193,753	222,384	(219,578)

Total OTC derivatives held for trading	18,173,218	212,871	(211,686)	15,749,846	204,531	(200,653)
Total derivatives cleared by central counterparty held for trading	17,929,288	3,913	(3,925)	16,528,946	5,399	(5,529)
Total exchange traded derivatives held for trading	6,008,604	12,279	(13,006)	11,914,961	12,454	(13,396)
Derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)	44,193,753	222,384	(219,578)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC interest rate derivatives	1,195	7	(1)	2,075	11	(6)
Interest rate derivatives cleared by central counterparty	66,578	-	-	73,314	-	-
Derivatives designated as cash flow hedges	67,773	7	(1)	75,389	11	(6)
Derivatives designated as fair value hedges
OTC interest rate derivatives	8,379	136	(586)	2,065	143	(49)
Interest rate derivatives cleared by central counterparty	104,078	-	-	99,780	-	-
Derivatives designated as fair value hedges	112,457	136	(586)	101,845	143	(49)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	1,145	30	-	2,968	-	(10)
Derivatives designated as hedges of net investments	1,145	30	-	2,968	-	(10)
Derivative assets/(liabilities) held for risk management	181,375	173	(587)	180,202	154	(65)

Total OTC derivatives held for risk management	10,719	173	(587)	7,108	154	(65)
Total derivatives cleared by central counterparty held for risk management	170,656	-	-	173,094	-	-
Derivative assets/(liabilities) held for risk management	181,375	173	(587)	180,202	154	(65)

Hedge accounting

Hedge accounting is applied predominantly for the following risks:

▪Interest rate risk – arises due to a mismatch between fixed interest rates and floating interest rates. Interest rate risk also includes exposure to inflation risk for certain types of investments.

▪Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level, currency risk also arises when the functional currency of subsidiaries are different from the parent.

▪Contractually linked inflation risk – arises from financial instruments within contractually specified inflation risk. The Group does not hedge inflation risk that arises from other activities.

In order to hedge these risks, the Group uses the following hedging instruments:

▪Interest rate derivatives to swap interest rate exposures into either fixed or variable rates.

▪Currency derivatives to swap foreign currency net investment exposure to local currency.

▪Inflation derivatives to swap inflation exposure into either fixed or variable interest rates.

In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.

In some hedging relationships, the Group designates risk components of hedged items as follows:

▪Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR or Risk Free Rate (RFR) component.

▪Inflation risk as a contractually specified component of a debt instrument.

▪Spot exchange rate risk for foreign currency financial assets or financial liabilities.

▪Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument.

Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship. LIBOR is considered the predominant interest rate risk and therefore the hedged items change in fair value on a fully proportionate basis with reference to this risk.

In respect of many of the Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated and is replaced with a different hedge accounting relationship.

Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments.

The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.

Sources of ineffectiveness include the following:

▪Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences.

▪Changes in credit risk of the hedging instruments.

▪If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument.

▪Cash flow hedges using external swaps with non-zero fair values.

▪The effects of the forthcoming reforms to IBOR because these might take effect at a different time and have a different impact on hedged items and hedging instruments.

Across all benchmarks which Barclays is materially exposed to, there is still uncertainty regarding the precise timing and effects of IBOR reform. There is yet to be full consensus regarding methodologies for converging existing IBORs to their final benchmark rates. As such, Barclays has not incorporated any change in assumptions for affected benchmarks into its expectations or calculations. Barclays does, however, assume sufficient liquidity in IBOR linked benchmarks to provide reliable valuation calculations of both hedged items and hedging instruments (notwithstanding reliefs already applied within the financial reporting).

Interest Rate Benchmark Reform

Following the financial crisis, the reform and replacement of benchmark interest rates such as IBOR has become a priority for global regulators. Since the changes are market driven, there is currently some uncertainty around the timing and precise nature of these changes.

The Group’s risk exposure is directly affected by interest rate benchmark reform, across both its cash flow hedge accounting activities; where IBOR-linked derivatives are designated as a cash flow hedge of IBOR-linked cash flows, and its fair value hedge accounting activities; where IBOR-linked derivatives are designated as a fair value hedge of fixed interest rate assets and liabilities.

The Group’s risk exposure is predominately to GBP, USD, EUR, JPY and AUD LIBOR with the vast majority concentrated in derivatives within the Corporate and Investment Bank. Some additional exposure resides on floating rate loans and advances and debt securities held and issued within the Corporate and Investment Bank. Retail lending and mortgage exposure in Barclays UK is minimal. Approaches to transition will vary product by product, and counterparty by counterparty. Barclays expected derivative contracts facing central clearing counterparties to follow a market-wide, standardised approach to reform. Whereas bilateral derivative agreements, loan agreements and other cash securities to largely be negotiated bilaterally with the counterparty.

There are key differences between IBORs and RFRs. IBORs are ‘term rates’, which means that they are published for a borrowing period (for example three months), and they are ‘forward-looking’, because they are published at the beginning of a borrowing period, based upon an estimated inter-bank borrowing cost for the period. RFRs are typically ‘backward-looking’ rates, as they are based upon overnight rates from actual transactions, and are therefore published at the end of the overnight borrowing period. Furthermore, IBORs include a credit spread over the RFR. Therefore, to transition existing contracts and agreements to RFR, adjustments for term and credit differences may need to be applied to RFR-linked rates to enable the two benchmarks to be economically equivalent upon transition. The methodologies for determining these adjustments are undergoing in-depth consultations by industry working groups, on behalf of the respective global regulators and related market participants.

Barclays has established a Group-wide LIBOR Transition Programme, with oversight from the Group Finance Director and with cross-business line and functions-support governance. The Transition Programme follows a risk management approach, based upon recognised ‘change delivery’ control standards, to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups, with overall Board oversight delegated to the Board Risk Committee and the Group Finance Director. Barclays performs a prominent stewardship role to drive orderly transition via our representation on official sector and industry working groups across all major jurisdictions and product classes. The Group is actively engaging with the counterparties to include appropriate fallback provisions in its floating rate assets and liabilities with maturities after 2021, when most IBORs are expected to cease to exist. We expect that the hedging instruments will be modified by the amendments to the 2006 ISDA definitions that will include fallback provisions for when the existing IBORs are permanently discontinued. Additionally, the Group Finance Director is Chair of the UK’s ‘Working Group on Sterling Risk-Free Reference Rates’, whose mandate is to catalyse a broad-based transition to using SONIA (‘Sterling Overnight Index Average’) as the primary sterling interest rate benchmark in bond, loan and derivatives markets. Further, hedge accounting specific impacts of IBOR reform are expected as transition progresses, with impact on financial reporting becoming clearer following anticipated completion of Phase 2 of the IASB’s IBOR Reform project.

Amount, timing and uncertainty of future cash flows

The following table shows the hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Fair value	Interest rate risk	110	(44)	-	104,568	(1,571)	55,552
	Inflation risk	26	(542)	-	7,889	(82)	6,101
Cash flow	Interest rate risk	3	(1)	-	66,515	739	15,223
	Inflation risk	4	-	-	1,258	31	-
Net investment	Foreign exchange risk	30	-	(10,051)	11,196	288	-

As at 31 December 2018
Fair value	Interest rate risk	106	(41)	-	98,320	135	n/a
	Inflation risk	37	(8)	-	3,525	29	n/a
Cash flow	Interest rate risk	11	(6)	-	75,389	(380)	n/a
Net investment	Foreign exchange risk	-	(10)	(12,325)	15,300	(745)	n/a

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2019:

		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	14,733	12,269
USD LIBOR / Effective Federal Funds Rate (EFFR)	Secured Overnight Financing Rate (SOFR)	57,941	57,967
Euro Overnight Index Average (EONIA)	Euro Short-Term Rate (€STR)	3,009	3,009
JPY LIBOR	Tokyo Overnight Average (TONA)	1,428	1,428
AUD LIBOR	Bank Bill Swap Rate (BBSW) / Overnight Cash Rate (AONIA)	1,183	1,183
All Other IBORs	Various Other RFRs	1,199	1,020

The Group’s exposure risk management also includes the use of the Euro Interbank Offered Rate (‘EURIBOR’). The calculation methodology of EURIBOR changed during 2019. In July 2019, the Belgian Financial Services and Markets Authority granted authorisation with respect to EURIBOR under the European Union Benchmarks Regulation. This allows market participants to continue to use EURIBOR after 1 January 2020 for both existing and new contracts. The Group expects that EURIBOR will continue to exist as a benchmark rate for the foreseeable future. The Group does not anticipate changing the hedged risk to a different benchmark. For these reasons, the Group does not consider its fair value or cash flow hedges of the EURIBOR benchmark interest rate to be directly affected by interest rate benchmark reform at 31 December 2019.

The following table profiles the expected notional values of current hedging instruments in future years:

	2020	2021	2022	2023	2024	2025 and later
	£m	£m	£m	£m	£m	£m
As at 31 December
Fair value hedges of interest rate risk
Notional amount	97,933	79,192	64,625	57,432	44,630	38,488
Fair value hedges of inflation risk
Notional amount	6,675	5,519	4,560	3,589	3,036	2,025

There are 2,308 (2018: 1,805) interest rate risk fair value hedges with an average fixed rate of 2.13% (2018: 2.79%) across the relationships and 117 (2018: 44) inflation risk fair value hedges with an average rate of 0.7% (2018: 1%) across the relationships.

The Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2019
Forecast receivable cash flows	1,696	493	409	324	238	122	110

2018
Forecast receivable cash flows	2,599	685	717	536	346	200	115

The maximum length of time over which the Group hedges exposure to the variability in future cash flows for forecast transactions, excluding those forecast transactions related to the payment of variable interest on existing financial instruments is 10 years (2018: 10 years).

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m
2019
Assets
Loans and advances at amortised cost
- Interest rate risk	8,442	694	(643)	1,030	76
- Inflation risk	525	325	-	(2)	1
Financial assets at fair value through other comprehensive income
- Interest rate risk	32,169	922	494	2,046	(4)
- Inflation risk	7,811	87	-	111	(16)
Debt securities classified as amortised cost
- Interest rate risk	2,974	(1)	-	(1)	-
- Inflation risk	2,258	(41)	-	(41)	1
Liabilities
Debt securities in issue
- Interest rate risk	(55,589)	(1,574)	(75)	(1,445)	(13)

2018
Assets
Loans and advances at amortised cost
- Interest rate risk	7,106	(363)	(626)	(568)	37
- Inflation risk	512	312	-	2	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	30,108	416	(21)	(96)	17
- Inflation risk	2,907	(20)	-	(50)	(18)
Liabilities
Debt securities in issue
- Interest rate risk	53,935	(289)	(256)	549	(34)

Note

a Hedge ineffectiveness is recognised in net interest income.

For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m	£m	£m
2019
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	(696)	(223)	-	(1,072)	-	(706)	43
Debt securities classified as amortised cost	(29)	(26)	-	-	-	(25)	2
Hedge of net investment in foreign operations
USD foreign operations	215	-	1,087	-	-	215	-
EUR foreign operations	70	-	(1)	-	16	70	-
Other foreign operations	3	-	1	-	240	3	-
Total foreign operations	288	-	1,087	-	256	288	-

2018
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	375	(44)	-	(827)	-	334	(5)
Hedge of net investment in foreign operations
USD foreign operations	719	-	1,648	-	-	719	-
EUR foreign operations	-	-	1	-	86	-	-
Other foreign operations	25	-	(3)	-	241	25	(1)
Total foreign operations	744	-	1,646	-	327	744	(1)

Note

a Hedge ineffectiveness is recognised in net interest income.

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2019		2018
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to interest income	259	18	332	-
Hedge of net investment in foreign operations
Recycled to other income	-	15	-	(41)

A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2019		2018
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	660	3,888	1,161	3,054
Currency translation movements	(7)	(816)	(10)	1,537
Hedging gains/(losses) for the year	731	287	(334)	(744)
Amounts reclassified in relation to cash flows affecting profit or loss	(277)	(15)	(332)	41
Tax	(105)	-	175	-
Balance on 31 December	1,002	3,344	660	3,888